[HELLER EHRMAN LLP LETTERHEAD]

November 29, 2006

Via EDGAR and Hand Delivery

Jeffrey Riedler

Gregory S. Belliston

U.S. Securities and Exchange Commission

100 F Street, N.W.

Mail Stop 6010

Washington, DC  20549

Re:	Obagi Medical Products, Inc.
Registration Statement on Form S-1, Amendment No. 3
Filed November 29, 2006
File No. 333-137272

Dear Mr. Riedler and Mr. Belliston:

On behalf of Obagi Medical Products, Inc. (“Obagi” or the “Company”), we are responding to the Staff’s letter dated November 22, 2006 (the “Comment Letter”), relating to the above-referenced Registration Statement on Form S-1 (the “Registration Statement”). In response to the comments set forth in the Comment Letter, the Registration Statement has been amended and Obagi is filing pre-effective Amendment No. 3 to the Registration Statement (“Amendment No. 3”) with this response letter. For your convenience, we have repeated the Staff’s comments below in bold face type before each of our responses below. The numbered paragraphs of this letter correspond to the numbered paragraphs of the Comment Letter. References to “we,” “our” or “us” mean the Company or its advisors, as the context indicates.

FORM S-1

Use of Proceeds, page 32

1.                          We note your responses to comments 7 and 8. We will consider whether to request more specific disclosure in the Use of Proceeds section after you have determined a price range and provided and amount to be used to repay the debt to Merrill Lynch Capital.

We note the Staff’s comment.

2.                          It appears from the disclosure near the top of page 60 that you might repurchase shares upon the consummation of the initial public offering. If the proceeds from this offering will be used for this purpose, please revise the Use of Proceeds section to include this use and the approximate dollar amount.

We note the Staff’s comments and inform the Staff that the proceeds from this offering will not be used to repurchase shares. We have revised the disclosure to reflect recent developments and to address the Staff’s comment.

Critical Accounting Policies and Use of Estimates, page 45

Stock-based Compensation, page 48

3.                          We will defer evaluation of your response to comment 10 until your filing discloses the IPO price. When you have determined your IPO price, please discuss in the filing each significant factor that contributed to the difference between the fair value as of the date of each grant and (1) the estimated IPO price for your retrospective valuations, or (2) the fair value for your contemporaneous valuations.

In response to the Staff’s comment, we have revised the disclosure to include the requested discussion.

4.                          Please include a discussion of the reasons why a contemporaneous valuation by an unrelated valuation specialist of your common stock for the purpose of determining stock-based compensation was not performed.

In response to the Staff’s comment, we have added the requested disclosure.

5.                          Refer to your disclosure in the second full paragraph on page 51. It does not appear appropriate to take into consideration events that occurred after the valuation date in determining the reassessed fair value of your stock on the date of grant. Please revise or tell us why no revision is necessary.

In response to the Staff’s comment, we have revised the disclosure on page 51.

We have also revised our discussion presented in our last response letter to include the range of the offering and to give effect to the effect of the 1 for 1.2 reverse stock split approved by the board of directors. All share and per share amounts in this response letter are post-reverse split.

Given the absence of an active market for our common stock, our board of directors, the members of which we believe have extensive business, finance and investment experience, were required to estimate the fair value of our common stock at the time of each option grant for purposes of determining stock-based compensation expense for the periods presented in the financial statements. In response to that requirement, our board of directors appointed members of the compensation committee to analyze our stock value and recommend common stock valuation estimates. For economic reasons, we initially chose to value our options using a model that employed a market based approach based principally upon applying appropriate valuation multiples to EBITDA and revenue. If a valuation model using different input variables and assumptions had been used, our common stock valuation may have been different.

The committee considered numerous objective and subjective factors in determining the value of our common stock at each option grant date, including: (i) our stage of development and revenue growth; (ii) the timing of the anticipated launch of new products; (iii) available market data, including observable market transactions, and valuations for comparable companies; (iv) the fact that option grants involved illiquid securities in a private company; and (v) the likelihood of achieving a liquidity event for the shares of common stock underlying the options, such as an initial public offering or sale of our company, given prevailing market conditions at the date of grant.

The committee also considered the market capitalization of comparable public companies and other metrics, including revenue multiples and price/earning multiples, in determining the fair value of our common stock. Based on these factors, our board of directors granted employee stock options during 2005 at exercise prices ranging from $8.40 per share in March 2005 to $14.40 per share in October 2005. As the exercise price was determined to be equal to or greater than the fair value of the underlying common stock on the date of each grant, we recognized no stock-based compensation expense for options granted in 2005.

In connection with the preparation of the consolidated financial statements necessary for the prospectus, we have reassessed the fair value of our employee stock options granted during 2005. In making this reassessment, we considered the guidance provided in American Institute of Certified Public Accountants Technical Practice Aid, Valuation of Privately-Held Company Equity Securities Issued as Compensation. This reassessment included the completion of retrospective valuations performed by an independent appraisal firm as of February 2005 and October 2005, the dates options were granted in 2005, two contemporaneous valuations as of May 2006, and one retrospective valuation as of May 2006, as well as an evaluation of all information that was available at the time the grants occurred, including current information that did not exist at the time we originally granted the options. The retrospective valuations performed by the independent appraisal firm concluded that the fair value of our stock at February 2005 and October 2005 was $7.37, as presented in the table below. The valuation firms that we used did not perform such valuations with the understanding or expectation that they would be named as experts in our Registration Statement. As a result, they have declined to provide their consent to be so named and we have deleted all references to the valuations firms and their valuations from our registration statement.

Pursuant to our Investor’s Rights Agreement with Austin McNamara, we also engaged an independent valuation expert to conduct a contemporaneous valuation of our stock as of May 2006 to determine the fair value of shares subject to repurchase pursuant to such agreement. We considered the May 2006 valuation to be a relevant, independent and reliable determination of fair value available at a single point in time given that it was performed contemporaneously while we were contemplating an initial public offering. In addition, Mr. McNamara engaged his own independent third party valuation firm to conduct a contemporaneous valuation. Since these valuations varied from each other more than 10%, the Investor’s Rights Agreement required that a third independent valuation firm be retained to perform a retrospective valuation of the stock. This process determined a share price of approximately $15.03 as of May 18, 2006, which was the basis of the share repurchase of 1,875,001 shares of Mr. McNamara’s stock reflected in our financial statements at September 30, 2006, which we deemed to be the fair per share value of the stock in May 2006. As such, we analyzed the changes in fair value that occurred between the options granted in March 2005 and the options granted in October 2005 and the fair value of approximately $15.03 per share, the fair value of our stock as of May 2006. The valuation firms which performed evaluations pursuant to the Investor’s Rights Agreement declined to provide consents to be named as experts in our Registration Statement.

The following table summarizes the exercise prices, valuations and market transaction:

	Number of shares	Option Exercise price per share	Deemed Fair Value	Retrospective Valuations	Contemporaneous Valuations	Market Transaction
March 2005	287,502	$8.40	$7.37	$7.37
October 2005	177,090	$10.80	$7.37	$7.37
October 2005	41,667	$14.40	$7.37	$7.37
May 2006	1,875,001		$15.03	$14.28	$12.00; $15.76	$15.03

We used the following factors for evaluating the period of time and change of value that elapsed from the grant of options in March 2005 to May 2006. We considered the following in our analysis: (i) fluctuations in comparable company multiples between periods and market trends; (ii) our financial performance; (iii) our accomplishments during the period; and (iv) the marketability discount used.

We analyzed the change in multiples and correlated that change to overall market trends. The multiples declined between February 2005 to October 2005. This was consistent with the market conditions during the same period. In addition, there were no notable transactions occurring during this period. The multiples increased between the period of October 2005 and May 2006, which correlated to heightened market interest in our industry and business model, related in part to acquisitions of competitive companies or product lines at premium multiples during that period. In each case, we concluded that the changes in multiples observed were supported by market activity, or inactivity.

We also continued to monitor the fair market value of our common stock since May 2006 based on further improvements in our financial performance and business. To evaluate this change in value from May 2006 to October 2006, we also analyzed our financial performance and accomplishments during the period. We experienced relatively low growth between the first and third quarters of 2005. During the fourth quarter of 2005 and the first two quarters of 2006, we experienced higher levels of quarter on quarter growth. This trend would support the decrease in implied multiples for the period between February 2005 and October 2005, and the increase in implied multiples for the period between October 2005 and May 2006. In addition, we also took into account significant factors that contributed to the differences between the fair value as of October 2005 and May 2006, including but not limited to the following:

•                  launch of Professional-C, a series of high potency Vitamin C serums in October 2005, which are antioxidants that help to counteract the effects of ultraviolet radiation and other environmental influences, and which had significantly increased revenue growth rates and margins during the fourth quarter 2005 and the first and second quarters 2006;

•                  launch of new systems, under the Nu-Derm Condition and Enhance brand, for use before and after commonly performed cosmetic procedures, which contributed significant sales to 2005 fourth quarter results and provided significant research data for launching Condition and Enhance systems;

•                  final phase of development completed for new system to address acne primarily in the first and second quarters of 2006;

•                  development of new products to address skin elasticity primarily in the first and second quarters of 2006;

•                  securing licensing agreements with third parties regarding new products developed in the fourth quarter of 2005;

•                  entering into licensing agreements securing penetration into international markets in the first quarter of 2006; and

•                  development of Condition and Enhance for the Botox line extension in the second quarter of 2006.

We also analyzed the non-marketability discount applied to the value of our common stock to reflect the fact that our stockholders cannot freely trade our stock in the public markets. The level of discount applied at each stock option grant date reflected the anticipated likelihood and timing of a future liquidity event, based on our management’s expectations at that time. The illiquidity discount declined from approximately 20% at February 2005 to approximately 10% at May 2006. In the fourth quarter of 2005, we began contemplating an initial public offering of our common stock during 2006. As such, the illiquidity discount of approximately 10% for October 2005 and May 2006 reflected the anticipated near term liquidity event. We believe a non-marketability discount of 5% to 10% is generally appropriate when a liquidity event is anticipated within one year of the valuation date.

We also analyzed our financial performance and accomplishments during the period between May 2006 and October 2006, which is now over one year since the last issuance of options. In 2006, we experienced increasing rates of growth for the second quarter over the first quarter and the third quarter over the second quarter. The quarter over quarter and year-to-date growth rates were 17% and 16% for the second quarter of 2006, and 30% and 21% for the third quarter of 2006. The market for comparable companies has remained strong evidenced by their respective revenue and EBITDA multiples. In addition, we also took into account significant factors that contributed to the differences between the fair value as of May 2006 and October 2006, including but not limited to the following:

•                  the launch of Nu-Derm Condition an Enhance in July 2006;

•                  creating and filling a new position, Executive Director - Therapeutic Dermatology, to drive the development of the Dermatology focused sales and marketing strategy;

•                  secured the support of several key opinion leaders in Dermatology to assist in the development of CLENZIderm clinical studies and future acne products;

•                  the launch of an ELASTIderm product in October 2006. The ELASTIderm products are for the treatment of skin laxity, and feature novel mineral complexes which may help the body’s own natural ability to increase epidermal thickness, augment hypodermal fat and increase elastin levels by supplying increased local concentrations of natural mineral actives to the relevant tissue, thereby improving the elasticity and skin tone around the eyes, neck and hands;

•                  completion of the first two proof of concept studies for the CLENZIderm System showing statistical significance against prescription combination therapy;

•                  the introduction of a dermatology focused experience trial of CLENZIderm in October 2006; and

•                  the development of the second product in the ELASTIderm product line due to launch in early 2007.

If we had made different assumptions and estimates than those described above, the amount of our recognized and to be recognized stock-based compensation expense, net income and net income per share amounts could have been materially different. We believe that we have used reasonable methodologies, approaches and assumptions consistent with the American Institute of Certified Public Accountants Practice Guide, Valuation of Privately-Held-Company Equity Securities Issued as Compensation, to determine the fair market value of our common stock.

In order to promote the creation of incremental future value for the stockholders, the compensation committee intentionally priced the options granted in 2005 at exercise prices that were at or above their assessment of fair market value as of that date. After our reassessment of fair value, which included obtaining retrospective valuations by an independent valuation firms, we determined the options were granted at or above fair market value at the date of grant. Based on our review of the events that transpired during the intervening period from the first and fourth quarters of 2005 when options were granted to May 2006, and our determination of the fair value of our stock in May 2006, and our review of the events that transpired during the intervening period from May 2006 to October 2006, we concluded that the exercise prices continue to reasonably approximate fair market value.

The IPO price range for our common stock is currently set at $13.00 to $15.00.

After collectively evaluating all of the data above and considering the IPO pricing range, the Company has determined that a compensation adjustment is not required for the options granted in March 2005 and October 2005.

Certain Material Agreements, Page 89

Triax Pharmaceuticals, Page 89

6.                          We note the disclosure added pursuant to comment 6. Please disclose the “required minimum volume of products” you need to purchase each year to maintain your exclusive selling rights in the United States.

In response to the Staff’s comment, we have added the requested disclosure.

Jose Ramirez and JR Chem, Page 89

7.                          We note the disclosure added pursuant to comment 16. Please identify and describe any material technology you have licensed to date, and state the products this technology is used in. Also, disclose the amount of fees paid to JR Chem during 2005 and 2006.

In response to the Staff’s comment, we have added the requested disclosure.

Avon, page 90

8.                          We note the disclosure added pursuant to comment 17. Since you “have the option to renew the agreement annually until the last of the licensed patents expires,” please disclose when the last of the licensed patents is currently scheduled to expire.

In response to the Staff’s comment, we have added the requested disclosure.

Note 12:  Stock Options, page F-42

9.                          Refer to your response to comment 19. Please revise pages F-23 and F-43 to clarify that no additional compensation expense was recorded because the exercise prices of the stock options were at or above the fair market value of the stock options on the date of grant as determined by your reassessed valuations.

In response to the Staff’s comment, we have revised the disclosure on pages F-23 and F-43 as requested.

We would very much appreciate the Staff’s prompt review of Amendment No. 3. Should you have any follow-up questions, please call Molly Gardner at (212) 847-8757 or the undersigned at (212) 847-8742.

Sincerely,

/s/ Heller Ehrman LLP

Heller Ehrman LLP
Kevin T. Collins

cc:	Steven R. Carlson
Obagi Medical Products, Inc.